Non-trading securities - Non-Trading securities Reconciliation (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Non-trading debt securities [Line Items]
Cost and/or amortized cost		¥ 308,731	¥ 306,441
Gross unrealized gains		50,591	22,201
Gross unrealized losses		361	220
Fair value		358,961	328,422
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[1]	106,785	138,973
Gross unrealized gains	[1]	5,123	842
Gross unrealized losses	[1]	36	86
Fair value	[1]	111,872	139,729
Other debt securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[2]	161,631	129,311
Gross unrealized gains	[2]	22,717	6,851
Gross unrealized losses	[2]	95	91
Fair value	[2]	184,253	136,071
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[3]	40,315	38,157
Gross unrealized gains	[3]	22,751	14,508
Gross unrealized losses	[3]	230	43
Fair value	[3]	¥ 62,836	¥ 52,622

[1]	Primarily Japanese government, agency and municipal securities.
[2]	Primarily corporate debt securities.
[3]	Primarily Japanese equity securities.